Cash and Cash Equivalents:	6 Months Ended
Jun. 30, 2016
Cash and Cash Equivalents: [Abstract]
Cash and Cash Equivalents:	Note 4. Cash and Cash Equivalents:
	June 30,	December 31,
	2016	2015
Bank deposits	$7,888,375	$9,278,730
Money market funds	34,589,194	72,162
Total	$42,477,569	$9,350,892